Consolidated Statements of Cash Flows (Unaudited)	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Cash flows from operating activities:
Net income (loss)	¥ (134,319,481)	$ (18,588,875)	¥ 111,393,524
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of right-of-use assets	3,758,499	520,150	2,536,996
Depreciation and amortization expenses	2,656,632	367,659	1,753,838
Loss on lease termination	113,588	15,720
Share-based compensation	137,598	19,043	4,673,673
Inventory write-down	73,273,361	10,140,519
Changes in assets and liabilities:
Accounts receivable	1,484,741	205,478
Inventories, net	(13,043,807)	(1,805,171)	(178,821,025)
Prepayments	29,070,689	4,023,179	108,228,527
Other current assets	15,608,398	2,160,093	6,088,030
Accounts payable	40,189,889	5,561,998	4,475,972
Advance from customers	(18,644,091)	(2,580,211)	(220,497,734)
Operating lease liabilities, current	(2,006,248)	(277,651)	(2,505,918)
Other current liabilities	(32,915,974)	(4,555,340)	(2,567,263)
Net cash used in operating activities	(35,000,000)	(4,793,409)	(165,241,380)
Cash flow from investing activities:
Purchases of property, plant and equipment	(86,014,785)	(11,903,842)	(1,136,260)
Proceeds from sales of short-term investments			31,772,500
Purchases of intangible assets			(49,292,209)
Net cash used in investing activities	(86,014,785)	(11,903,842)	(18,655,969)
Cash flow from financing activities:
Proceeds from long-term debts	50,876,549	7,040,957
Repayments of long-term debts	(530,000)	(73,348)
Net cash provided by financing activities	50,346,549	6,967,609
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(297,627)	(41,189)	1,452,892
Net decrease in cash, cash equivalents and restricted cash	(70,602,069)	(9,770,831)	(182,444,457)
Cash, cash equivalents and restricted cash at beginning of the period	87,859,384	12,159,122	233,853,654
Cash, cash equivalents and restricted cash at end of the period	17,257,315	2,388,291	51,409,197
Supplemental cash flow disclosures:
Interest paid	1,054,271	145,904
Income taxes paid			8,697
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	¥ 255,315	$ 35,334